Impairment test on Property, plant and equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Impairment test on Property, plant and equipments [Line Items]
Impairment loss	$ 0		$ 149,574,000
Reversal of impairment loss		$ 5,664,000